Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000228384
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	$ 9,451		$ 9,764	$ 10,512	$ 9,911	$ 11,027	$ 10,584	$ 13,043	$ 14,241	$ 14,911	$ 17,495	$ 19,245
C000228383
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,353	11,146	10,521	11,728	11,289	13,882	15,195	15,949	18,754	20,680
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
ICE 3-Month US Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE 3-Month US Treasury Bill Index
Accumulated Value	10,000		10,033	10,119	10,308	10,543	10,614	10,619	10,773	11,314	11,908	12,405
FEDERATED INDEX: Morningstar Equity Market Neutral Funds
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Equity Market Neutral Funds Category Average
Accumulated Value	10,000		10,120	10,466	10,442	10,446	9,903	10,612	11,253	11,849	12,911	13,819
ICE 3-Month US Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE 3-Month US Treasury Bill Index
Accumulated Value	10,000		10,033	10,119	10,308	10,543	10,614	10,619	10,773	11,314	11,908	12,405
FEDERATED INDEX: Morningstar Equity Market Neutral Funds
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Equity Market Neutral Funds Category Average
Accumulated Value	$ 10,000		$ 10,120	$ 10,466	$ 10,442	$ 10,446	$ 9,903	$ 10,612	$ 11,253	$ 11,849	$ 12,911	$ 13,819